Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Raw materials and consumables used:
Raw materials and consumables cost			$ 572	$ 205
Power and fuel expense			28	36
Raw materials and consumables used	$ 586	$ 208	600	241
Consultancy expenses:
Consulting - Corporate			926	760
Consulting - Projects			1,208	1,174
Consultancy expenses	2,200	416	2,134	1,934
Administrative and other expenses:
Legal and accounting expenses	3,781	1,050	7,151	1,163
Subscriptions, software and licences			239	137
Travelling expenses			253	84
Marketing expenses			111	58
Other expenses	954	268	326	176
Administrative and other expenses	5,485	1,318	8,080	1,618
Employee benefits expenses:
Salaries and wages			2,554	2,412
Superannuation			242	215
Payroll tax			111	92
Employee entitlements-annual leave (AL)			42	15
Employee entitlements-long service leave (LSL)			34	22
Employee benefits expenses	$ 2,016	$ 1,305	2,984	2,756
Research and development expense			$ 1,500	$ 2,130